Restricted cash and time deposits over three months (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Restricted cash
Restricted Bank Deposits	¥ 39,005,000		¥ 198,320,000
Accrued interests	446,000		1,238,000
Time deposits with initial terms over three months	413,432,000		144,256,000
Restricted cash	452,883,000		343,814,000
Less: Non-current restricted cash	(5,319,000)
Restricted cash and time deposits over three months	¥ 447,564,000		¥ 343,814,000
Weighted average
Restricted cash
Interest rate (in percent)	4.48%	4.48%	4.61%	4.61%
Business guarantee
Restricted cash
Pledged bank deposits	¥ 16,412,000		¥ 5,331,000
Currency forwards and swaps
Restricted cash
Pledged bank deposits	¥ 22,594,000	$ 3,190,000	¥ 192,989,000	$ 27,710,000